Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2019	2018	2017
Net profit attributable to owners of the parent	million	€6,622	€3,608	€3,491
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share	€	€4.23	€2.33	€2.27

		Years ended December 31,
		2019	2018	2017
Net profit from continuing operations attributable to owners of the parent	million	€2,694	€3,323	€3,281
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share from continuing operations	€	€1.72	€2.15	€2.14

		Years ended December 31,
		2019	2018	2017
Net profit from discontinued operations attributable to owners of the parent	million	€3,928	€285	€210
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share from discontinued operations	€	€2.51	€0.18	€0.14
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2019	2018	2017
Net profit attributable to owners of the parent	million	€6,622	€3,608	€3,491
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Number of shares deployable for share-based compensation	thousand	6,736	19,400	20,318
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share	€	€4.22	€2.30	€2.24

		Years ended December 31,
		2019	2018	2017
Net profit from continuing operations attributable to owners of the parent	million	€2,694	€3,323	€3,281
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share from continuing operations	€	€1.71	€2.12	€2.11

		Years ended December 31,
		2019	2018	2017
Net profit from discontinued operations attributable to owners of the parent	million	€3,928	€285	€210
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share from discontinued operations	€	€2.50	€0.18	€0.13